Summary of significant accounting policies - Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Right-of-use assets presented in property plant and equipment	€ 2,906	€ 3,191
Lease liabilities as presented in financial liabilities	3,210	3,124
Depreciation expense	651	682	€ 765
interest expense	€ 149	€ 167	€ 190